Statement of Changes in Equity Statement - USD ($) $ in Millions	Total		Total	Share capital and premium	Other capital reserves [1]	Retained earnings (Accumulated losses) [2]	Fair value through OCI	Actuarial gains (losses)	Foreign currency translation reserve [3]	Non- controlling interests
Equity beginning balance at Dec. 31, 2019	$ 2,671		$ 2,635	$ 7,199	$ 83	$ (3,273)	$ 45	$ (10)	$ (1,409)	$ 36
Profit (loss) for the year	1,009	[2],[4]	991			991				18
Other comprehensive income (loss)	124	[2]	124				92	10	22
Total comprehensive income for the year, net of tax	1,133	[2]	1,115			991	92	10	22	18
Shares issued	15		15	15
Share-based payment for share awards net of exercised	(3)		(3)		(3)
Dividends of subsidiaries	(9)									(9)
Dividends paid (note 12)	38		38			38
Recognition of joint operation	4		4			4
Transfer on disposal and derecognition of equity investments	0		0			6	(6)
Translation	0		0		(3)	2		1
Equity ending balance at Dec. 31, 2020	3,773	[5]	3,728	7,214	77	(2,308)	131	1	(1,387)	45
Profit (loss) for the year	646		622			622				24
Other comprehensive income (loss)	(105)		(105)				(78)	(2)	(25)
Total comprehensive income for the year, net of tax	541		517			622	(78)	(2)	(25)	24
Shares issued	9		9	9
Share-based payment for share awards net of exercised	11		11		11
Dividends of subsidiaries	(16)									(16)
Dividends paid (note 12)	224		224			224
Translation	0		1		(4)	6		(1)		(1)
Equity ending balance at Dec. 31, 2021	4,094	[5]	4,042	7,223	84	(1,904)	53	(2)	(1,412)	52
Profit (loss) for the year	316		297			297				19
Other comprehensive income (loss)	(74)		(74)				(36)	(10)	(28)
Total comprehensive income for the year, net of tax	242		223			297	(36)	(10)	(28)	19
Shares issued	16		16	16
Dividends of subsidiaries	(37)									(37)
Dividends paid (note 12)	181		181			181
Transfer on disposal and derecognition of equity investments	0		0			69	(69)
Translation	0		0		(3)	4		(1)
Equity ending balance at Dec. 31, 2022	$ 4,134		$ 4,100	$ 7,239	$ 81	$ (1,715)	$ (52)	$ (13)	$ (1,440)	$ 34

[1]	Other capital reserves include a surplus on disposal of Company shares held by companies prior to the formation of AngloGold Ashanti Limited of $8m (2021: $9m; 2020: $10m), surplus on equity transaction of joint venture of $36m (2021: $36m; 2020: $36m), equity items for share-based payments of $39m (2021: $41m; 2020: $33m) and other reserves.
[2]	The (Accumulated losses) Retained earnings balances have been restated, where indicated, due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[3]	Foreign currency translation reserve includes a loss of $1,400m (2021: $1,399m; 2020: $1,396m) that will not re-cycle through the Income statement on disposal of the non-foreign operations, and a loss of $40m (2021: $13m: 2020: $9m gain) relating to the foreign operations that will re-cycle through the Income statement on disposal.
[4]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[5]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.